Property and Equipment (Details 1) (USD $)				6 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Minimum [Member]	Dec. 31, 2011 TRANSITCENTER, INC.	Dec. 31, 2010 TRANSITCENTER, INC.	Dec. 31, 2011 TRANSITCENTER, INC. Computers and equipment [Member]	Dec. 31, 2010 TRANSITCENTER, INC. Computers and equipment [Member]	Dec. 31, 2011 TRANSITCENTER, INC. Software [Member]	Dec. 31, 2010 TRANSITCENTER, INC. Software [Member]	Dec. 31, 2011 TRANSITCENTER, INC. Furniture and fixtures [Member]	Dec. 31, 2010 TRANSITCENTER, INC. Furniture and fixtures [Member]	Dec. 31, 2011 TRANSITCENTER, INC. Office equipment [Member]	Dec. 31, 2010 TRANSITCENTER, INC. Office equipment [Member]	Dec. 31, 2011 TRANSITCENTER, INC. Leasehold improvements [Member]	Dec. 31, 2010 TRANSITCENTER, INC. Leasehold improvements [Member]	Dec. 31, 2010 TRANSITCENTER, INC. Furniture and fixtures and leasehold improvements [Member]	Jun. 30, 2012 TRANSITCENTER, INC. Maximum [Member]	Dec. 31, 2011 TRANSITCENTER, INC. Maximum [Member] Software [Member]	Jun. 30, 2012 TRANSITCENTER, INC. Minimum [Member]	Dec. 31, 2011 TRANSITCENTER, INC. Minimum [Member] Software [Member]
Summary of fixed assets
Estimated Useful Life in Years				5 years	3 years			3 years				5 years		5 years					5 years	5 years	3 years	3 years
Fixed Assets, gross						$ 16,644,457,000	$ 14,959,805,000	$ 1,064,023,000	$ 980,702,000	$ 12,615,640,000	$ 12,587,879,000	$ 1,253,807,000	$ 555,513,000	$ 73,480,000	$ 34,825,000	$ 1,637,507,000	$ 800,886,000
Less: Accumulated depreciation and amortization						(14,098,506,000)	(13,160,535,000)
Fixed Assets before leasing the new office space, gross						2,545,951,000	1,799,270,000
Furniture and fixtures and leasehold improvements related to lease of new office space (see Note 6)																		736,810,000
Fixed Assets, net	$ 23,157,000	$ 19,014,000	$ 18,693,000			$ 2,545,951	$ 2,536,080